Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	36 Months Ended	42 Months Ended	43 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	111 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | C000105864
Average Annual Return [Line Items]
Average Annual Return, Percent			14.50%								8.89%						5.67%
Without Sales Load [Member] | C000234997
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.40%)		1.23%
Without Sales Load [Member] | C000226517
Average Annual Return [Line Items]
Average Annual Return, Percent			116.65%						(25.17%)
Without Sales Load [Member] | C000202548
Average Annual Return [Line Items]
Average Annual Return, Percent			18.79%								7.84%	8.88%
Without Sales Load [Member] | C000161562
Average Annual Return [Line Items]
Average Annual Return, Percent			36.09%								14.44%						(3.63%)
Without Sales Load [Member] | C000037683
Average Annual Return [Line Items]
Average Annual Return, Percent			27.09%								12.13%						11.61%
Without Sales Load [Member] | C000252161
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
Without Sales Load [Member] | C000057274
Average Annual Return [Line Items]
Average Annual Return, Percent			14.38%								5.49%						2.78%
Without Sales Load [Member] | C000237442
Average Annual Return [Line Items]
Average Annual Return, Percent			6.42%			0.22%
Without Sales Load [Member] | C000195523
Average Annual Return [Line Items]
Average Annual Return, Percent			18.35%								7.34%			5.76%
Without Sales Load [Member] | C000170115
Average Annual Return [Line Items]
Average Annual Return, Percent			31.72%								13.19%				11.28%
Without Sales Load [Member] | C000230655
Average Annual Return [Line Items]
Average Annual Return, Percent			26.82%					5.77%
Without Sales Load [Member] | C000204594
Average Annual Return [Line Items]
Average Annual Return, Percent			28.93%								10.65%	11.53%
Without Sales Load [Member] | C000155517
Average Annual Return [Line Items]
Average Annual Return, Percent			20.56%								6.21%					4.78%
Without Sales Load [Member] | C000237985
Average Annual Return [Line Items]
Average Annual Return, Percent			23.93%				16.58%
Without Sales Load [Member] | C000112255
Average Annual Return [Line Items]
Average Annual Return, Percent			29.02%								15.47%						13.49%
Without Sales Load [Member] | C000245436
Average Annual Return [Line Items]
Average Annual Return, Percent		4.94%
Without Sales Load [Member] | C000245438
Average Annual Return [Line Items]
Average Annual Return, Percent		11.71%
Without Sales Load [Member] | C000105867
Average Annual Return [Line Items]
Average Annual Return, Percent			21.33%								12.83%						6.09%
Without Sales Load [Member] | C000105868
Average Annual Return [Line Items]
Average Annual Return, Percent			31.53%								14.81%						14.68%
Without Sales Load [Member] | C000240884
Average Annual Return [Line Items]
Average Annual Return, Percent			30.15%	21.12%
Without Sales Load [Member] | C000105869
Average Annual Return [Line Items]
Average Annual Return, Percent			70.26%								33.92%						26.87%
Without Sales Load [Member] | C000225680
Average Annual Return [Line Items]
Average Annual Return, Percent			40.39%							(3.85%)
Without Sales Load [Member] | C000203937
Average Annual Return [Line Items]
Average Annual Return, Percent			49.58%								19.08%		17.53%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%						9.39%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%		27.93%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%						7.91%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%	15.73%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%						9.39%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%						9.39%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	2.69%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%						9.39%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%			27.13%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%			14.92%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%				14.40%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%					11.63%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%	12.18%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%					9.75%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%				25.39%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%						13.38%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPTR
Average Annual Return, Percent		11.52%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPTR
Average Annual Return, Percent		11.52%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%						9.39%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%						9.39%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%	22.63%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%						9.39%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%							13.48%
MSCI ACWI Net TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Average Annual Return, Percent			31.76%								12.19%		11.23%
MVIS® US Listed Biotech 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVBBHTR
Average Annual Return, Percent			14.59%								9.01%						5.82%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%						13.38%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BCOMTR
Average Annual Return, Percent			0.96%		(0.91%)
MVIS® Global Digital Assets Equity Total Return Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVDAPPTR
Average Annual Return, Percent			113.90%						(27.11%)
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%						11.80%
Morningstar® US Dividend Valuation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSUSDVTU
Average Annual Return, Percent			19.22%								8.17%	9.21%
MVIS® North America Energy Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVEINCTG
Average Annual Return, Percent			37.05%								14.97%						(4.28%)
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%						13.38%
NYSE Arca Environmental Services Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			AXENVTR
Average Annual Return, Percent			27.57%								12.33%						12.00%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%						13.38%
MarketVector™ US Listed Fabless Semiconductor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVSMHX
Average Annual Return, Percent	1.55%
MVIS® Global Gaming Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVBJKTR
Average Annual Return, Percent			14.68%								5.95%						3.20%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%						13.38%
Indxx US Green Infrastructure - MCAP Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			IUGIMWT
Average Annual Return, Percent			6.49%			0.33%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BCOMTR
Average Annual Return, Percent			0.96%								7.79%			4.48%
NDR CMG US Large Cap Long/Flat Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NDRCMGLF
Average Annual Return, Percent			32.50%								13.96%				11.99%
Morningstar® US Sustainability Moat Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSUSSMGU
Average Annual Return, Percent			27.45%					6.28%
Morningstar® Global Wide Moat Focus- Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSGWMFNU
Average Annual Return, Percent			29.31%								10.95%	11.84%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%	15.73%
Morningstar® Global Markets ex-US Moat Focus IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MGEUMFUN
Average Annual Return, Percent			21.42%								6.88%					5.47%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%					13.62%
Morningstar® US Small-Mid Cap Moat Focus IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSUMMFGU
Average Annual Return, Percent			24.44%				17.13%
Morningstar® Wide Moat Focus IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MWMFTR
Average Annual Return, Percent			29.68%								16.04%						14.08%
Morningstar® US Broad Growth Wide Moat Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSUBGFGU
Average Annual Return, Percent		5.19%
Morningstar® US Broad Value Wide Moat Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSUBVFGU
Average Annual Return, Percent		12.01%
MVIS® US Listed Pharmaceutical 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVPPHTR
Average Annual Return, Percent			20.94%								12.46%						5.91%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%						13.38%
MVIS® US Listed Retail 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVRTHTR
Average Annual Return, Percent			31.47%								14.79%						14.59%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%						13.38%
BlueStar Robotics Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BRBTNTR
Average Annual Return, Percent			30.20%	21.41%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%	27.81%
MVIS® US Listed Semiconductor 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVSMHTR
Average Annual Return, Percent			70.62%								34.04%						26.92%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%						13.38%
BUZZ NextGen AI US Sentiment Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BUZZTR
Average Annual Return, Percent			40.36%							(3.62%)
MVIS® Global Video Gaming and eSports Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVESPOTR
Average Annual Return, Percent			50.41%								19.90%		18.46%
S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SPTR
Average Annual Return, Percent			36.35%								15.98%		14.73%